CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020
Net loss			$ (441)	$ (16,956)
European Wax Center, Inc. and Subsidiaries
Net loss	$ (9,272)	$ (6,543)	(441)	(16,956)
Unrealized gain (loss) on cash flow hedge	(128)	30	111	107
TOTAL COMPREHENSIVE LOSS	(9,400)	(6,513)	(330)	(16,849)
Less: total comprehensive income (loss) attributable to EWC Ventures, LLC prior to the Reorganization Transactions	1,339	$ (6,513)	10,409	$ (16,849)
Less: total comprehensive loss attributable to non-controlling interests	(5,223)		(5,223)
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.	$ (5,516)		$ (5,516)